CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Cash and due from banks	¥ 1,685,835	¥ 1,592,191
Interest-bearing deposits in other banks	46,485,086	45,994,780
Call loans and funds sold	720,461	1,037,986
Receivables under resale agreements	8,080,927	8,967,712
Receivables under securities borrowing transactions	4,408,508	3,350,052
Trading account assets	24,302,543	24,998,493
Investments (Note 4):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥442,775 million in 2017 and ¥932,302 million in 2018)	23,665,628	20,557,118
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,050,714 million in 2017 and ¥677,046 million in 2018)	2,517,551	3,817,360
Other investments	585,896	595,069
Loans (Notes 5 and 6)	83,514,644	82,283,906
Allowance for loan losses	(309,902)	(479,673)
Loans, net of allowance	83,204,742	81,804,233
Premises and equipment-net (Note 7)	2,116,184	2,041,273
Due from customers on acceptances	212,596	184,171
Accrued income	301,332	270,694
Goodwill (Note 8)	95,184	95,176
Intangible assets (Note 8)	84,447	94,147
Deferred tax assets	57,088	63,520
All other assets	5,731,634	4,992,329
Total	204,255,642	200,456,304
Liabilities and equity:
Noninterest-bearing deposits	21,068,569	19,063,774
Interest-bearing deposits	91,206,963	87,358,504
Noninterest-bearing deposits	2,257,350	1,996,450
Interest-bearing deposits	22,351,124	22,766,225
Due to trust accounts	3,992,544	4,123,088
Call money and funds purchased	2,105,294	1,255,172
Payables under repurchase agreements (Note 30)	16,656,930	17,969,941
Payables under securities lending transactions (Note 30)	1,832,870	1,919,249
Other short-term borrowings	1,688,018	1,476,612
Trading account liabilities	13,115,270	13,591,740
Bank acceptances outstanding	212,596	184,171
Income taxes payable	64,501	73,598
Deferred tax liabilities	306,203	140,475
Accrued expenses	232,885	209,309
Long-term debt	12,955,230	14,529,414
All other liabilities	4,705,595	5,026,525
Total	194,751,942	191,684,247
Commitments and contingencies (Note 24)
MHFG shareholders' equity:
Common stock (Note 15)-no par value, authorized 48,000,000,000 shares in 2017 and 2018, and issued 25,386,307,945 shares in 2017, and 25,389,644,945 shares in 2018	5,826,383	5,826,149
Retained earnings	1,306,141	918,894
Accumulated other comprehensive income, net of tax (Note 17)	1,741,894	1,521,163
Less: Treasury stock, at cost-Common stock 19,992,754 shares in 2017, and 24,829,446 shares in 2018	(5,997)	(4,849)
Total MHFG shareholders' equity	8,868,421	8,261,357
Noncontrolling interests	635,279	510,700
Total equity	9,503,700	8,772,057
Total liabilities and equity	204,255,642	200,456,304
Consolidated VIEs
Assets:
Cash and due from banks	31,435	96,077
Interest-bearing deposits in other banks	95,048	81,807
Trading account assets	2,558,186	2,099,890
Investments (Note 4):
Investments	48,565	46,180
Loans, net of allowance	2,323,081	2,149,321
All other assets	811,453	772,290
Total	5,867,768	5,245,565
Liabilities and equity:
Other short-term borrowings	31,392	60,575
Trading account liabilities	22	7,723
Long-term debt	419,649	431,190
All other liabilities	1,305,640	1,147,895
Total	¥ 1,756,703	¥ 1,647,383